Trade and other receivables (Details 2) $ in Millions	12 Months Ended
	Jun. 30, 2020 ARS ($)	Jun. 30, 2019 ARS ($)
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 38,453	$ 35,458
% of representation	1.0000	1.0000
Additions / (reversals) for doubtful accounts	$ (468)	$ (669)
Non-Past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	30,103	29,872
Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	3,735	2,653
Leases And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 3,545	$ 3,950
% of representation	0.0922	0.1114
Additions / (reversals) for doubtful accounts	$ (85)	$ (121)
Leases And Services [Member] | Non-Past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	2,318	2,758
Leases And Services [Member] | Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	695	472
Hotel Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		$ 147
% of representation		0.0042
Additions / (reversals) for doubtful accounts
Hotel Services [Member] | Non-Past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		147
Hotel Services [Member] | Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Consumer Financing [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 16	$ 23
% of representation	0.0004	0.0006
Additions / (reversals) for doubtful accounts	$ 9	$ 13
Consumer Financing [Member] | Non-Past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Consumer Financing [Member] | Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	16	23
Sale Of Properties And Developments [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 912	$ 2,563
% of representation	0.0237	0.0723
Additions / (reversals) for doubtful accounts
Sale Of Properties And Developments [Member] | Non-Past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	712	2,423
Sale Of Properties And Developments [Member] | Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	1	26
Sale Of Communication Equipment [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 14,142	$ 14,438
% of representation	0.3678	0.4072
Additions / (reversals) for doubtful accounts
Sale Of Communication Equipment [Member] | Non-Past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	13,674	14,234
Sale Of Communication Equipment [Member] | Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	468	204
Telecommunication Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 16,707	$ 14,337
% of representation	0.4345	0.4043
Additions / (reversals) for doubtful accounts	$ (392)	$ (561)
Telecommunication Services [Member] | Non-Past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	12,240	10,310
Telecommunication Services [Member] | Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	2,535	1,928
Agricultural products [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 3,131
% of representation	0.0814
Additions / (reversals) for doubtful accounts
Agricultural products [Member] | Non-Past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	1,159
Agricultural products [Member] | Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	20
Current [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	3,629	2,110
Current [Member] | Leases And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	389	420
Current [Member] | Hotel Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Current [Member] | Consumer Financing [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Current [Member] | Sale Of Properties And Developments [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	189	86
Current [Member] | Sale Of Communication Equipment [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Current [Member] | Telecommunication Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	1,485	1,604
Current [Member] | Agricultural products [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	1,566
3 To 6 Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	325	138
3 To 6 Months [Member] | Leases And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	56	124
3 To 6 Months [Member] | Hotel Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
3 To 6 Months [Member] | Consumer Financing [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
3 To 6 Months [Member] | Sale Of Properties And Developments [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	5	14
3 To 6 Months [Member] | Sale Of Communication Equipment [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
3 To 6 Months [Member] | Telecommunication Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
3 To 6 Months [Member] | Agricultural products [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	264
Over 6 Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	661	685
Over 6 Months [Member] | Leases And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	87	176
Over 6 Months [Member] | Hotel Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Over 6 Months [Member] | Consumer Financing [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Over 6 Months [Member] | Sale Of Properties And Developments [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	5	14
Over 6 Months [Member] | Sale Of Communication Equipment [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Over 6 Months [Member] | Telecommunication Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	447	$ 495
Over 6 Months [Member] | Agricultural products [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 122